Annual Total Returns[BarChart] - AST MFS GLOBAL EQUITY PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.13%)	23.08%	27.63%	3.63%	(1.46%)	7.11%	23.84%	(9.55%)	29.96%	14.18%